Income Taxes - Significant Components of Deferred Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred federal and state:
Total deferred federal and state	$ 48,893	$ 70,229	$ 70,147
Deferred ITC, net	(861)	(861)	(861)
Total deferred income tax expense	48,032	69,368	69,286
Property-related Items [Member]
Deferred federal and state:
Total deferred federal and state	65,931	52,814	62,737
Purchased Gas Cost Adjustments [Member]
Deferred federal and state:
Total deferred federal and state	(32,993)	15,049	16,189
Employee Benefits [Member]
Deferred federal and state:
Total deferred federal and state	623	109	(2,769)
All Other Deferred [Member]
Deferred federal and state:
Total deferred federal and state	$ 15,332	$ 2,257	$ (6,010)